UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21049

Private Asset Management Funds

(Exact name of registrant as specified in charter)

11995 El Camino Real, Suite 303, San Diego Ca, 92130

 (Address of principal executive offices)           (Zip code)

Michael Berlin

Private Asset Manangement Funds

11995 El Camino Real, Suite 303, San Diego Ca, 92130

(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 792-3800

Date of fiscal year end: December 31

Date of reporting period: December 31, 2002

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

PRIVATE ASSET

MANAGEMENT FUND

Annual Report

December 31, 2002

Private Asset Management Fund

Annual Report

December 31, 2002

Dear Shareholder:

For the past three years, U.S. stocks have been in one of the worst bear markets on record.  We have not seen three years of declining stock prices since the 1929 - 1932 period.  It started in 2000 with an inflated market and has continued in no small part from terrorism, bankruptcies, greed, and poor business ethics.  Despite the improving economy over the past year, investor confidence ran low and continued to worsen as tension in the Middle East grew.

Noting these market conditions, we decided to take a conservative growth approach for the fund in 2002 and have outperformed the various indices for the past six months and since inception.

06/30/02

Inception(1)

to

to

12/31/02

12/31/02

Private Asset Management Fund

-5.94%

-8.67%

Standard and Poors 500

-10.30%

-17.05%

As of December 31, 2002 the fund was invested 73% in equities, 14% in short term debt instruments and 13% in cash.   The Fund has an average dividend yield of 2.60%, just slightly below that of the current 5 year U.S. Treasury at 2.77%.  The Fund continues to maintain balanced positions in many sectors of the market and we believe that companies paying dividends will show greater stability and price appreciation in the future.  We constantly review debt structures of companies that we invest in, look at historical growth, and keep an eye toward the future.

As 2003 unfolds, we believe that businesses will continue to fortify their balance sheets, work diligently to improve their profit margins and focus on regaining investor confidence.

We anticipate an increase in mergers and acquisitions based on the still depressed valuations in several sectors. These increases in size and market share are key to boosting efficiency.  We expect to see continued volatility on a day to day basis but look for overall stock

(1)The inception date of the Private Asset Management Fund was May 6, 2002.

2002 Annual Report 1

appreciation in the next 12 months.  Three market down years should be enough to expunge the excesses of the late 1990's.  Although we do not feel deflation is a problem at this time, we will continue to monitor this economic phenomenon throughout the year.  We are cautiously optimistic for 2003 and will continue to invest in areas that we feel are, or will be, leaders in the markets of the future.

Our responsibility is to you, our shareholder, and we will not lose sight of that fact.

Sincerely,

/s/ Stephen J. Cohen Stephen J. Cohen	/s/ Eric Blasé Eric Blasé	/s/ Jonathan Elsberry Jonathan Elsberry

The Value of a $10,000 Investment In Private Asset Management Fund From May 6, 2002 to December 31, 2002 As Compared To The Standard & Poor’s 500 Index
	[GRAPHIC OMITTED]
Month	Private Asset Management Fund $ Amount	S&P 500 Index $ Amount
5/6/02	10,000	10,000
5/31/02	9,840	9,956
6/28/02	9,715	9,247
7/31/02	9,590	8,526
8/30/02	9,585	8,582
9/30/02	8,935	7,650
10/31/02	9,190	8,323
11/29/02	9,505	8,812
12/31/02	9,132	8,294

Total returns for period ended 12/31/02 from 5/6/02 (fund inception)

12/31/02 NAV $18.21

Cumulative(A)

Private Asset Management Fund

-8.67%

Standard & Poor’s 500 Index(B)

-17.05%

(A)Cumulative return includes change in share prices and in each case includes reinvestment of any dividends and capital gain distributions (not annualized).

(B)The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

Past Performance Does Not Guarantee Future Results.  Investment Return And Principal Value Will Fluctuate So That Shares, When Redeemed, May Be Worth More Or Less Than Their Original Cost.  Returns Do Not Reflect The Deduction Of Taxes That A Shareholder Would Pay On Fund Distributions Or The Redemption Of Fund Shares.

2002 Annual Report 2

Private Asset Management Fund

			Schedule of Investments
			December 31, 2002
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Business Services
2,000	Paychex Inc.	$ 55,800	1.53%

Chemicals
2,550	Dow Chemical Company	75,735
1,500	PPG Industries, Inc.	75,225
		150,960	4.15%

Computer Hardware
950	International Business Machines, Inc.	73,625	2.02%

Computer Services
1,000	AOL Time Warner, Inc. *	13,100	0.36%

Communications Equipment
3,000	Cisco Systems, Inc. *	39,300	1.08%

Communications Services
1,900	SBC Communications	51,509	1.42%

Conglomerates
1,300	Emerson Electric Co.	66,105
2,900	General Electric Company	70,615
2,000	Honeywell, Inc.	48,000
1,250	United Technologies	77,425
		262,145	7.20%

Constr. - Supplies & Fixtures
400	Fortune Brands	18,604	0.51%

Electric Utilities
2,900	The Southern Company	82,331	2.26%

Food Processing
1,300	General Mills Inc.	61,035
2,250	H.J. Heinz Co.	73,958
1,004	Del Monte Foods Co. *	7,731
		142,724	3.92%

Insurance
1,000	Allstate Corp.	36,990
1,000	Hartford Financial	45,430
300	Wellpoint Helath Networks Inc. *	21,348
500	John Hancock Financial	13,950
		117,718	3.23%

Medical Drugs
2,000	Bristol Myers Squibb Co,	46,300
1,250	Johnson & Johnson	67,137
1,250	Merck & Co. Inc.	70,763
2,600	Pfizer, Inc.	79,482
		263,682	7.24%

Medical Equipment & Supplies
1,500	Boston Scientific Corp. *	63,780
1,200	St. Jude Medical Inc. *	47,664
		111,444	3.06%

Metal Minning
1,900	Alcoa Inc.	43,282	1.19%

Money Center Banks
2,200	Bank One Corp.	80,410
2,000	Citigroup, Inc.	70,380
3,000	Fleet Boston Financial	72,900
1,650	J.P. Morgan Chase & Co.	39,600
1,450	PNC Bank Corp	60,755
2,000	Wachovia Corp	72,880
		396,925	10.90%

*Non-Income Producing Securities.

The accompanying notes are an integral part of the financial statements.

2002 Annual Report  3

Private Asset Management Fund

			Schedule of Investments
			December 31, 2002
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Oil & Gas Integrated
1,200	ChevronTexaco Corp.	79,776
2,000	Exxon Mobil Corporation	69,880
1,000	Apache Corporation	56,990
1,750	Occidental Petroleum	49,787
		256,433	7.05%

Printing & Publishing
400	McGraw-Hill Companies, Inc.	24,176	0.66%

Real Estate Operations
1,300	Healthcare Realty Trust	38,025	1.04%

Restaurants
2,150	Darden Restaurants Inc.	43,968	1.21%

Retail
1,750	Costco Wholesale Corp. *	49,105
1,500	CVS Corp.	37,455
2,000	The Home Depot, Inc.	47,920
1,900	Albertsons Inc.	42,294
		176,774	4.86%

Semiconductors
2,700	Intel Corporation	42,039
3,000	Applied Materials Inc. *	39,090
		81,129	2.23%

Software & Programming
3,000	Check Point Software Technology *	38,910
5,300	Oracle Corp. *	57,240
700	Microsoft Corp.	36,190
		132,340	3.64%
Unit Investment Trust
2,250	Nasdaq 100 *	54,900	1.51%

Total for Common Stock		$ 2,630,894	72.27%

US TREASURY OBLIGATIONS
250,000	Fannie Mae 4.5%, 12-6-2006	253,672
250,000	Freddie Mac 4.125%, 6-5-2005	253,516
Total US Treasury Obligations		507,188	13.93%

Cash and Equivalents
484,802	First American Treasury Obligation Fund Cl S .70% **	484,802	13.32%

	Total Investments	3,622,884	99.52%
	(Identified Cost -$ 3,730,530)

	Assets less other Liabilities	17,477	0.48%

	Net Assets	$ 3,640,361	100.00%

*Non-Income Producing Securities.

** Variable Rate Security; The Coupon Rate shown represents the rate at December 31, 2002.

The accompanying notes are an integral part of the financial statements.

2002 Annual Report  4

Private Asset Management Fund

Statement of Assets and Liabilities
December 31, 2002

Assets:
Investment Securities at Market Value	$ 3,622,884
(Identified Cost -$ 3,730,530)
Dividends Receivable	3,483
Interest Receivable	969
Receivable for Shareholder Purchases	14,980
Receivable for Securities Sold	2,847
Total Assets	3,645,163
Liabilities:
Payable to Adviser	4,802
Total Liabilities	4,802
Net Assets	$ 3,640,361
Net Assets Consist of:
Capital Paid In	3,919,854
Accumulated Undistributed Net Investment Income	605
Realized Gain (Loss) on Investments - Net	(172,452)
Unrealized Depreciation in Value
of Investments Based on Identified Cost - Net	(107,646)
Net Assets, for 199,883 Shares Outstanding	$ 3,640,361
Net Asset Value and Redemption Price
Per Share ($3,640,361/199,883 shares)	$ 18.21

Statement of Operations
5/6/2002*
to
12/31/2002
Investment Income:
Dividends	$ 23,050
Interest	19,293
Total Investment Income	42,343
Expenses: (Note 2)
Investment Adviser Fees	30,770
Trustee Fees	2,250
Total Expenses	33,020
Reimbursed Expenses	(2,250)
Net Expenses	30,770

Net Investment Income	11,573

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(172,452)
Unrealized Appreciation (Depreciation) on Investments	(107,646)
Net Realized and Unrealized Gain (Loss) on Investments	(280,098)

Net Increase (Decrease) in Net Assets from Operations	$ (268,525)

*Commencement of operations.

The accompanying notes are an integral part of the financial statements.

2002 Annual Report  5

Private Asset Management Fund

Statement of Changes in Net Assets
	5/6/2002*
	to
	12/31/2002
From Operations:
Net Investment Income	$ 11,573
Net Realized Gain (Loss) on Investments	(172,452)
Net Unrealized Appreciation (Depreciation)	(107,646)
Increase (Decrease) in Net Assets from Operations	(268,525)
From Distributions to Shareholders:
Net Investment Income	(10,968)
Net Realized Gain from Security Transactions	0
Change in Net Assets from Distributions	(10,968)
From Capital Share Transactions:
Proceeds From Sale of Shares	4,564,837
Shares Issued on Reinvestment of Dividends	10,968
Cost of Shares Redeemed	(655,951)
Net Increase from Shareholder Activity	3,919,854

Net Increase (Decrease) in Net Assets	3,640,361

Net Assets at Beginning of Period	0
Net Assets at End of Period	$ 3,640,361

Share Transactions:
Issued	234,021
Reinvested	605
Redeemed	(34,743)
Net increase (decrease) in shares	199,883
Shares outstanding beginning of period	-
Shares outstanding end of period	199,883

Financial Highlights
Selected data for a share outstanding throughout the period:	5/6/2002*
	to
	12/31/2002
Net Asset Value -
Beginning of Period	$ 20.00
Net Investment Income	0.07
Net Gains or Losses on Securities
(realized and unrealized)	(1.80)
Total from Investment Operations	(1.73)

Distributions (From Net Investment Income)	(0.06)
Distributions (From Capital Gains)	0.00
Total Distributions	(0.06)

Net Asset Value -
End of Period	$ 18.21
Total Return	(8.67)%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	3,640

Before Reimbursement
Ratio of Expenses to Average Net Assets	1.60%	***
Ratio of Net Income to Average Net Assets	0.45%	***
After Reimbursement
Ratio of Expenses to Average Net Assets	1.50%	***
Ratio of Net Income to Average Net Assets	0.56%	***

Portfolio Turnover Rate	32.37%	***

* Commencement of operations.
** Not annualized.
*** Annualized.

The accompanying notes are an integral part of the financial statements.

2002 Annual Report  6

Notes to Financial Statements

Private Asset Management Fund

December 31, 2002

1.)     SIGNIFICANT ACCOUNTING POLICIES

Private Asset Management Fund (the "Fund") is a non-diversified series of the Private Asset Management Funds (the "Trust"), a management investment company.  The Trust was organized in Ohio as a business trust on March 7, 2002 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  At present, there is only one series authorized by the Trust.  The Fund's primary investment objective is to seek long-term growth of capital.  Significant accounting policies of the Fund are presented below:

SECURITY VALUATION:

Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

SHARE VALUATION:

The price (net asset value) of the shares of each Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

SECURITY TRANSACTION TIMING:

Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

2002 Annual Report  7

Notes to the Financial Statements – continued

INCOME TAXES:

It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

2.)     INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with Private Asset Management, Inc.  (the "Adviser").  The Fund is authorized to pay the Adviser a fee equal to an annual average rate of 1.50% for investment adviser services.  As a result of the above calculation, for the period since inception on May 6, 2002 and ended December 31, 2002, the Adviser received management fees totaling $30,770.

The Adviser pays all operating expenses of the Fund with the exception of taxes, interest, brokerage commissions, trustee fees and extraordinary expenses.  The Adviser has contractually agreed to reimburse the Fund's trustee fees and expenses through April 30, 2003.

3.)     ADMINISTRATION AGREEMENT

The Fund has entered into an administration servicing agreement with Premier Fund Solutions, Inc.  The Fund pays 0.7% on the first $200 million of assets, 0.5% on the next $500 million of assets and 0.3% on assets above $700 million subject to a minimum monthly fee of $2,000.  Premier Fund Solutions, Inc. fees are paid by the Adviser.

4.)     RELATED PARTY TRANSACTIONS

Certain officers and directors of Private Asset Management, Inc. and Premier Fund Solutions, Inc. are also officers and/or directors of the Fund.

5.)     CAPITAL STOCK

The Trust is authorized to issue an unlimited number of shares without par value. Paid in capital at December 31, 2002 was $3,919,854 representing 199,883 shares outstanding.

6.)     PURCHASES AND SALES OF SECURITIES

For the period of May 6, 2002 to the period ended December 31, 2002, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $3,390,980 and $472,800, respectively.  Purchases and sales of U.S. Government obligations aggregated $500,000 and $0, respectively.

7.)     SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of investments owned at December 31, 2002 was $3,730,530.

2002 Annual Report  8

Notes to the Financial Statements – continued

At December 31, 2002, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation

(Depreciation)

Net Appreciation (Depreciation)

  $106,315

   ($213,961)

       ($107,646)

8.)     CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2002, Charles Schwab & Co. Inc. held for the benefit of others, in aggregate, more than 97.44% of the Private Asset Management Fund.

9.)     LOSS CARRYFORWARDS

At December 31, 2002 the Fund had available for federal income tax purposes an unused capital loss carryforward of $172,452 which will expire in 2010.  Capital loss carryforwards are available to offset future realized capital gains.  To the extent that these carryforwards are used to offset future capital gains it is possible that the amount, which is offset, will not be distributed to shareholders.

10.)     DISTRIBUTION TO SHAREHOLDERS

The tax character of distributions paid during fiscal year 2002 was as follows.

Distributions paid from:	2002
Undistributed Ordinary Income:	($10,968)
Undistributed Long-Term Capital Gain	0
Undistributed Short-Term Capital Gain	0
($10,968)

As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

Private Asset Management Fund
Undistributed Ordinary Income (Accumulated Loss)	$605
Undistributed Long-Term Capital Gain	(172,452)
Unrealized Appreciation/(Depreciation)	(107,646)
($279,493)

2002 Annual Report  9

McCurdy & Associates

27955 Clemens Road

CPA’s, Inc.

Westlake, Ohio 44145-1121

CERTIFIED PUBLIC ACCOUNTANTS

Phone: (440) 835-8500

Fax: (440) 835-1093

INDEPENDENT AUDITOR'S REPORT

To The Shareholders and

Board of Trustees

Private Asset Management Funds:

We have audited the accompanying statement of assets and liabilities of Private Asset Management Fund, including the schedule of portfolio investments, as of December 31, 2002, and the related statement of operations for the year then ended, changes in net assets for the year in the period then ended, and the financial highlights for the period indicated.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of investments and cash owned as of December 31, 2002, by correspondence with the custodian and broker.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Private Asset Management Fund as of December 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for the year in the period then ended, and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America.

/s/ McCurdy & Associates

McCurdy & Associates CPA's, Inc.

Westlake, Ohio

January 4, 2003

2002 Annual Report  10

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2002 Annual Report  11

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2002 Annual Report  12

TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust.  The names of the Trustees and executive officers of the Trust are shown below.  The Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk. Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed.  Officers hold office for one year and until their respective successors are chosen and qualified.

The trustees and officers of the Trust and their principal business activities during the past five years are:

Interested Trustees

Name, Address, and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee or Officer
Stephen J. Cohen*, (54) 11995 El Camino Real, Suite 303, San Diego, CA 92130 Michael D. Berlin*, (52) 11995 El Camino Real, Suite 303, San Diego, CA 92130	President and Trustee Secretary, Treasurer and Trustee	Since 2002 Since 2002	President, Private Asset Management, Inc. (1992-Present). Vice President, Legal Counsel, Private Asset Management, Inc. (1995-Present).	1 1	None None

* Trustees who are considered "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Investment Adviser.

Independent Trustees

Name, Address, and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee or Officer

Howard I. Cohen, (63)
P.O. Box 675326
Rancho Santa
Fe,  CA 92067

Jeffrey R. Provence, (33)
480 N. Magnolia
Avenue, Suite 103, El Cajon, CA 92020

Eric I. Weitzen, (46)

13209 Haxton Place,  San Diego, CA 92130

	Independent Trustee Independent Trustee Independent Trustee	Since 2002 Since 2002 Since 2002

Executive Vice President, Douglas Furniture California, Inc. (1961-2002).

General Partner, Value Trend Capital Management, LP     (1995-Present), CEO,Premier Fund Solutions, Inc. (2001-Present).

Attorney, Weitzen & Phillips, LLP (1989-Present).

				1 1 1	None Wireless Fund, Blue Chip Investor Fund None

2002 Annual Report  13

PRIVATE ASSET

MANAGEMENT FUND

11995 El Camino Real, Suite 303

San Diego, CA  92130

Item 2.  Code of Ethics.  Not applicable to Annual Reports for the period ended December 31, 2002.

Item 3.  Audit Committee Financial Expert. Not applicable to Annual Reports for the period ended December 31, 2002.

Items 4-8.  Reserved

Item 9.  Controls and Procedures.  Not applicable to Annual Reports for the period ended December 31, 2002.

Item 10.  Exhibits.  Certifications required by Item 10(b) of Form N-CSR are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Private Asset Management Funds

By /s/ Stephen J. Cohen

     Stephen J. Cohen

     President

Date 3 / 7 / 03

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Stephen J. Cohen

     Stephen J. Cohen

     President

Date 3 / 7 / 03

By /s/ Michael D. Berlin

     Michael D. Berlin

     Chief Financial Officer

Date 3 / 7 / 03

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